SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Stock Options Outstanding and Weighted Average Price
The continuity of stock options issued and outstanding are as follows:

	Options outstanding #	Weighted average price C$
Outstanding at December 31, 2021	6,689,000	2.21
Granted	2,673,179	2.65
Exercised	(1,047,200)	2.45
Expired	(320,106)	2.71
Forfeited	(116,127)	2.62
Outstanding at December 31, 2022	7,878,746	2.30
Issued in Paycore Acquisition	1,727,200	1.89
Granted	2,088,687	3.20
Exercised	(526,798)	2.59
Expired	(16,000)	2.91
Forfeited	(92,590)	2.69
Outstanding at December 31, 2023	11,059,245	2.39

Schedule of Options Outstanding and Exercisable
At December 31, 2023, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$0.59 - $1.55	2,494,000	$1.25	0.90	2,494,000	$1.25	0.90
$1.56 - $2.64	3,710,278	$2.36	3.29	2,992,897	$2.30	3.33
$2.65 - $3.17	2,450,300	$2.72	2.52	2,450,300	$2.72	2.52
$3.18 - $3.67	2,404,667	$3.25	3.84	1,144,206	$3.30	3.58
	11,059,245	$2.39	2.70	9,081,403	$2.25	2.48

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
At December 31, 2023, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$0.59 - $1.55	2,494,000	$1.25	0.90	2,494,000	$1.25	0.90
$1.56 - $2.64	3,710,278	$2.36	3.29	2,992,897	$2.30	3.33
$2.65 - $3.17	2,450,300	$2.72	2.52	2,450,300	$2.72	2.52
$3.18 - $3.67	2,404,667	$3.25	3.84	1,144,206	$3.30	3.58
	11,059,245	$2.39	2.70	9,081,403	$2.25	2.48

Schedule of Assumptions
For purposes of the options granted, the fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions:

	December 31, 2023	December 31, 2022
Risk-free interest rate	3.47% to 4.03%	1.55% to 4.20%
Annualized volatility based on historic volatility	52% to 60%	51% to 62%
Expected dividend	Nil	Nil
Forfeiture rate	0.0% to 4.4%	0.0% to 5.7%
Expected option life	2.4 to 3.5 years	3.0 years

Schedule of Continuity of RSUs and DSUs
The following table summarizes the continuity of the RSUs and DSUs for the period ended December 31, 2023:

	RSUs outstanding #	DSUs outstanding #
Outstanding at December 31, 2021	—	—
Granted	772,170	175,091
Settled	(236,301)	—
Forfeited	(70,227)	—
Outstanding at December 31, 2022	465,642	175,091
Granted	731,543	167,374
Settled	(464,159)	—
Forfeited	(31,271)	—
Outstanding at December 31, 2023	701,755	342,465

Schedule of Share-based Payments

	Year ended December 31,
	2023	2022
Stock option valuation	$2,107	$1,932
RSUs and DSUs	1,015	1,348
Total	$3,122	$3,280